Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BERNSTEIN SANFORD C FUND INC
Entity Central Index Key	0000832808
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000157745
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AICYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AICYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$9,991	$9,987	$9,989
09/17	$10,019	$10,074	$10,089
09/18	$10,011	$10,109	$10,070
09/19	$10,570	$10,974	$10,716
09/20	$10,849	$11,423	$11,156
09/21	$11,098	$11,723	$11,304
09/22	$10,274	$10,375	$10,451
09/23	$10,611	$10,651	$10,690
09/24	$11,481	$11,756	$11,484
03/25	$11,429	$11,587	$11,455

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/25/2016
Advisor Class	-0.52%	2.27%	1.91%	1.55%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	1.71%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.58%

Performance Inception Date	Jul. 25, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,049,653,645
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 2,199,071
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030481
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Class A
Trading Symbol	AICAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AICAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AICAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,731	$10,075	$10,080
09/16	$10,047	$10,637	$10,423
09/17	$10,050	$10,730	$10,527
09/18	$10,016	$10,767	$10,508
09/19	$10,549	$11,688	$11,182
09/20	$10,801	$12,166	$11,641
09/21	$11,020	$12,486	$11,795
09/22	$10,177	$11,050	$10,905
09/23	$10,484	$11,344	$11,154
09/24	$11,315	$12,521	$11,984
03/25	$11,257	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.57%	2.09%	1.67%	1.50%
Class A (with sales charges)	-3.52%	-0.98%	1.06%	1.19%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,049,653,645
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 2,199,071
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030483
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Class C
Trading Symbol	ACMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ACMCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ACMCX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,997	$10,075	$10,080
09/16	$10,246	$10,637	$10,423
09/17	$10,171	$10,730	$10,527
09/18	$10,055	$10,767	$10,508
09/19	$10,517	$11,688	$11,182
09/20	$10,688	$12,166	$11,641
09/21	$10,816	$12,486	$11,795
09/22	$9,920	$11,050	$10,905
09/23	$10,143	$11,344	$11,154
09/24	$10,865	$12,521	$11,984
03/25	$10,760	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-1.01%	1.26%	0.89%	0.74%
Class C (with sales charges)	-1.99%	0.26%	0.89%	0.74%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,049,653,645
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 2,199,071
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000084881
Shareholder Report [Line Items]
Fund Name	California Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the California Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNCAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNCAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,047	$10,075	$10,080
09/16	$10,395	$10,637	$10,423
09/17	$10,419	$10,730	$10,527
09/18	$10,405	$10,767	$10,508
09/19	$10,977	$11,688	$11,182
09/20	$11,261	$12,166	$11,641
09/21	$11,510	$12,486	$11,795
09/22	$10,652	$11,050	$10,905
09/23	$10,995	$11,344	$11,154
09/24	$11,888	$12,521	$11,984
03/25	$11,823	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.55%	2.21%	1.84%	1.69%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,049,653,645
Holdings Count | Holding	368
Advisory Fees Paid, Amount	$ 2,199,071
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,049,653,645
# of Portfolio Holdings	368
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$2,199,071

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.4%
AA	40.3%
A	22.9%
BBB	7.8%
BB	3.5%
B	0.2%
A-1+	7.6%
Not Rated	7.3%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
California	92.2%
Guam	2.2%
New Jersey	1.5%
Puerto Rico	0.9%
Illinois	0.7%
Kentucky	0.4%
Wisconsin	0.3%
Georgia	0.2%
Michigan	0.2%
Ohio	0.1%
Pennsylvania	0.1%
Washington	0.1%
Other	0.8%
Other assets less liabilities	0.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000083494
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SAOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$47	0.98%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.98%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,307	$9,382	$9,216
09/16	$9,571	$10,830	$10,367
09/17	$10,915	$12,845	$11,882
09/18	$11,484	$15,146	$13,021
09/19	$11,316	$15,790	$13,320
09/20	$11,266	$18,182	$14,329
09/21	$14,213	$23,638	$17,812
09/22	$11,205	$19,981	$14,746
09/23	$11,287	$24,300	$17,221
09/24	$14,921	$33,133	$21,596
03/25	$14,010	$32,482	$21,194

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-6.10%	0.97%	7.63%	3.43%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.86%	5.97%	12.81%	7.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 408,984,837
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,380,336
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$408,984,837
# of Portfolio Holdings	251
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,380,336

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	54.8%
Developed International	12.9%
Emerging Markets	6.0%
Real Assets	7.3%
Global Bond	x
US	27.7%
Developed International	10.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083495
Shareholder Report [Line Items]
Fund Name	Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SAOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SAOTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SAOTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$38	0.78%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.78%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,308	$9,382	$9,216
09/16	$9,600	$10,830	$10,367
09/17	$10,973	$12,845	$11,882
09/18	$11,563	$15,146	$13,021
09/19	$11,421	$15,790	$13,320
09/20	$11,392	$18,182	$14,329
09/21	$14,393	$23,638	$17,812
09/22	$11,367	$19,981	$14,746
09/23	$11,478	$24,300	$17,221
09/24	$15,204	$33,133	$21,596
03/25	$14,294	$32,482	$21,194

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-5.99%	1.23%	7.85%	3.64%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.86%	5.97%	12.81%	7.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 408,984,837
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 1,380,336
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$408,984,837
# of Portfolio Holdings	251
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$1,380,336

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	54.8%
Developed International	12.9%
Emerging Markets	6.0%
Real Assets	7.3%
Global Bond	x
US	27.7%
Developed International	10.1%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083498
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBOOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,579	$9,909	$9,643
09/16	$10,137	$10,557	$10,443
09/17	$10,703	$10,539	$10,985
09/18	$10,910	$10,626	$11,374
09/19	$11,319	$11,757	$12,110
09/20	$11,723	$12,243	$12,939
09/21	$13,084	$12,175	$14,205
09/22	$10,978	$10,707	$12,322
09/23	$11,161	$10,932	$13,213
09/24	$13,207	$12,094	$15,281
03/25	$12,938	$12,120	$15,245

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-2.03%	4.01%	4.51%	2.61%
Bloomberg Global Aggregate Bond Index (USD hedged)	0.21%	4.59%	0.42%	1.94%
Blended IndexFootnote Reference(*)	-0.24%	5.64%	5.55%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 310,711,334
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 1,006,821
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$310,711,334
# of Portfolio Holdings	617
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$1,006,821

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	19.6%
Developed International	4.7%
Emerging Markets	2.1%
Global Credit	x
Investment Grade	9.6%
Real Assets	3.4%
Global Bond	x
US	41.6%
Developed International	14.0%
Linkers	21.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083499
Shareholder Report [Line Items]
Fund Name	Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBOTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBOTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Global Aggregate Bond Index (USD hedged)	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,588	$9,909	$9,643
09/16	$10,156	$10,557	$10,443
09/17	$10,748	$10,539	$10,985
09/18	$10,964	$10,626	$11,374
09/19	$11,399	$11,757	$12,110
09/20	$11,828	$12,243	$12,939
09/21	$13,205	$12,175	$14,205
09/22	$11,104	$10,707	$12,322
09/23	$11,310	$10,932	$13,213
09/24	$13,391	$12,094	$15,281
03/25	$13,130	$12,120	$15,245

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-1.95%	4.08%	4.67%	2.76%
Bloomberg Global Aggregate Bond Index (USD hedged)	0.21%	4.59%	0.42%	1.94%
Blended IndexFootnote Reference(*)	-0.24%	5.64%	5.55%	4.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 310,711,334
Holdings Count | Holding	617
Advisory Fees Paid, Amount	$ 1,006,821
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$310,711,334
# of Portfolio Holdings	617
Portfolio Turnover Rate	68%
Total Advisory Fees Paid	$1,006,821

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	19.6%
Developed International	4.7%
Emerging Markets	2.1%
Global Credit	x
Investment Grade	9.6%
Real Assets	3.4%
Global Bond	x
US	41.6%
Developed International	14.0%
Linkers	21.7%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083496
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 1
Trading Symbol	SATOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$45	0.93%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.93%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,316	$9,382	$9,224
09/16	$9,537	$10,830	$10,360
09/17	$10,872	$12,845	$11,880
09/18	$11,392	$15,146	$12,990
09/19	$11,246	$15,790	$13,291
09/20	$11,279	$18,182	$14,354
09/21	$14,159	$23,638	$17,827
09/22	$11,164	$19,981	$14,699
09/23	$11,218	$24,300	$17,140
09/24	$14,804	$33,133	$21,525
03/25	$13,936	$32,482	$21,112

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-5.86%	1.34%	7.52%	3.37%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.92%	6.02%	12.70%	7.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 827,645,883
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,884,002
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$827,645,883
# of Portfolio Holdings	263
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,884,002

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	55.2%
Developed International	13.0%
Emerging Markets	6.1%
Real Assets	7.0%
Global Bond	x
US	37.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083497
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay A Portfolio
Class Name	Class 2
Trading Symbol	SATTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay A Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SATTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SATTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.73%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	S&P 500 Index	Blended Index
03/15	$10,000	$10,000	$10,000
09/15	$9,318	$9,382	$9,224
09/16	$9,561	$10,830	$10,360
09/17	$10,924	$12,845	$11,880
09/18	$11,463	$15,146	$12,990
09/19	$11,335	$15,790	$13,291
09/20	$11,398	$18,182	$14,354
09/21	$14,337	$23,638	$17,827
09/22	$11,329	$19,981	$14,699
09/23	$11,402	$24,300	$17,140
09/24	$15,078	$33,133	$21,525
03/25	$14,200	$32,482	$21,112

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-5.82%	1.51%	7.72%	3.57%
S&P 500 Index	-1.97%	8.25%	18.59%	12.50%
Blended IndexFootnote Reference(*)	-1.92%	6.02%	12.70%	7.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 827,645,883
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 2,884,002
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$827,645,883
# of Portfolio Holdings	263
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$2,884,002

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	55.2%
Developed International	13.0%
Emerging Markets	6.1%
Real Assets	7.0%
Global Bond	x
US	37.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083500
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 1
Trading Symbol	SBTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTOX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTOX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 1	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
03/15	$10,000	$10,000	$10,000
09/15	$9,721	$10,075	$9,748
09/16	$10,128	$10,637	$10,414
09/17	$10,759	$10,730	$11,023
09/18	$10,959	$10,767	$11,403
09/19	$11,157	$11,688	$11,970
09/20	$11,484	$12,166	$12,880
09/21	$12,875	$12,486	$14,245
09/22	$11,207	$11,050	$12,621
09/23	$11,497	$11,344	$13,578
09/24	$13,399	$12,521	$15,581
03/25	$13,108	$12,341	$15,547

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 1	-2.18%	2.46%	4.75%	2.74%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	-0.22%	4.86%	6.23%	4.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 497,819,852
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 1,815,249
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$497,819,852
# of Portfolio Holdings	292
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,815,249

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.3%
Developed International	5.4%
Emerging Markets	2.4%
Real Assets	-%
Global Bond	x
US	78.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000083501
Shareholder Report [Line Items]
Fund Name	Tax-Aware Overlay B Portfolio
Class Name	Class 2
Trading Symbol	SBTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Tax-Aware Overlay B Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SBTTX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SBTTX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$35	0.71%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class 2	Bloomberg Municipal Bond Index	19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS
03/15	$10,000	$10,000	$10,000
09/15	$9,730	$10,075	$9,748
09/16	$10,156	$10,637	$10,414
09/17	$10,804	$10,730	$11,023
09/18	$11,021	$10,767	$11,403
09/19	$11,234	$11,688	$11,970
09/20	$11,575	$12,166	$12,880
09/21	$13,005	$12,486	$14,245
09/22	$11,343	$11,050	$12,621
09/23	$11,646	$11,344	$13,578
09/24	$13,600	$12,521	$15,581
03/25	$13,314	$12,341	$15,547

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class 2	-2.10%	2.63%	4.91%	2.90%
Bloomberg Municipal Bond Index	-1.44%	1.22%	1.07%	2.13%
19% Russell 3000/11% MSCI ACWI ex-US IMI(net)/42% Bloomberg 1-10 Year Municipal/28% Bloomberg 1-10 Year US TIPS	-0.22%	4.86%	6.23%	4.51%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 497,819,852
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 1,815,249
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$497,819,852
# of Portfolio Holdings	292
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$1,815,249

Holdings [Text Block]

Portfolio BreakdownFootnote Reference1

Global Equity	x
US	22.3%
Developed International	5.4%
Emerging Markets	2.4%
Real Assets	-%
Global Bond	x
US	78.5%
Developed International	-%
Footnote	Description
Footnote[1]	The Portfolio's portfolio breakdown includes derivative exposure and is expressed as approximate percentages of the Portfolio's total net assets, based on the Adviser's internal classification. The percentages will vary over time, and the total of the percentages may be less than or greater than 100% in light of the leveraging effect of the derivative transactions.

C000157746
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	AIDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
06/15	$10,000	$10,000	$10,000
09/15	$10,134	$10,189	$10,149
09/16	$10,475	$10,757	$10,494
09/17	$10,512	$10,852	$10,599
09/18	$10,461	$10,889	$10,579
09/19	$11,112	$11,820	$11,258
09/20	$11,457	$12,304	$11,720
09/21	$11,785	$12,627	$11,876
09/22	$10,859	$11,175	$10,979
09/23	$11,168	$11,473	$11,230
09/24	$12,087	$12,663	$12,065
03/25	$12,059	$12,481	$12,034

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 6/26/2015
Advisor Class	-0.30%	2.49%	1.85%	1.94%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.29%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.91%

Performance Inception Date	Jun. 26, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,789,091,751
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 8,923,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030490
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class A
Trading Symbol	AIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,729	$10,075	$10,080
09/16	$10,035	$10,637	$10,423
09/17	$10,045	$10,730	$10,527
09/18	$9,972	$10,767	$10,508
09/19	$10,570	$11,688	$11,182
09/20	$10,863	$12,166	$11,641
09/21	$11,146	$12,486	$11,795
09/22	$10,246	$11,050	$10,905
09/23	$10,511	$11,344	$11,154
09/24	$11,346	$12,521	$11,984
03/25	$11,305	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.42%	2.23%	1.60%	1.54%
Class A (with sales charges)	-3.44%	-0.83%	0.98%	1.23%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,789,091,751
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 8,923,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030492
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class C
Trading Symbol	AIMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIMCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIMCX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,994	$10,075	$10,080
09/16	$10,231	$10,637	$10,423
09/17	$10,165	$10,730	$10,527
09/18	$10,009	$10,767	$10,508
09/19	$10,530	$11,688	$11,182
09/20	$10,748	$12,166	$11,641
09/21	$10,945	$12,486	$11,795
09/22	$9,978	$11,050	$10,905
09/23	$10,167	$11,344	$11,154
09/24	$10,892	$12,521	$11,984
03/25	$10,803	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.87%	1.39%	0.83%	0.78%
Class C (with sales charges)	-1.85%	0.40%	0.83%	0.78%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,789,091,751
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 8,923,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000202546
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Class Z
Trading Symbol	AIDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/AIDZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/AIDZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$20	0.41%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.41%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/18	$10,000	$10,000	$10,000
09/18	$9,988	$9,982	$9,992
09/19	$10,617	$10,836	$10,633
09/20	$10,943	$11,279	$11,069
09/21	$11,258	$11,576	$11,216
09/22	$10,377	$10,244	$10,369
09/23	$10,674	$10,517	$10,606
09/24	$11,555	$11,608	$11,395
03/25	$11,529	$11,441	$11,366

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/2/2018
Class Z	-0.29%	2.51%	1.88%	2.13%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.01%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.92%

Performance Inception Date	Jul. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,789,091,751
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 8,923,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000084883
Shareholder Report [Line Items]
Fund Name	Diversified Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNDPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Diversified Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNDPX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNDPX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$24	0.49%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,043	$10,075	$10,080
09/16	$10,384	$10,637	$10,423
09/17	$10,423	$10,730	$10,527
09/18	$10,376	$10,767	$10,508
09/19	$11,020	$11,688	$11,182
09/20	$11,350	$12,166	$11,641
09/21	$11,666	$12,486	$11,795
09/22	$10,745	$11,050	$10,905
09/23	$11,046	$11,344	$11,154
09/24	$11,946	$12,521	$11,984
03/25	$11,906	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.33%	2.42%	1.79%	1.76%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,789,091,751
Holdings Count | Holding	955
Advisory Fees Paid, Amount	$ 8,923,395
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,789,091,751
# of Portfolio Holdings	955
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$8,923,395

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	10.7%
AA	40.5%
A	29.0%
BBB	9.9%
BB	2.5%
B	0.1%
A-1+	3.8%
Not Rated	3.5%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	10.5%
California	9.0%
New Jersey	7.5%
Pennsylvania	6.8%
Illinois	5.8%
Texas	4.8%
Florida	4.7%
Washington	3.5%
Michigan	3.3%
South Carolina	3.4%
Colorado	3.2%
Wisconsin	2.9%
Alabama	2.8%
Connecticut	2.4%
Other	28.1%
Other assets less liabilities	1.3%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000164576
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Class Z
Trading Symbol	EGMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/EGMZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/EGMZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	MSCI EM Index (net)
01/16	$10,000	$10,000
09/16	$13,188	$12,989
09/17	$15,882	$15,907
09/18	$14,552	$15,778
09/19	$14,457	$15,460
09/20	$15,372	$17,089
09/21	$19,300	$20,200
09/22	$13,812	$14,521
09/23	$15,552	$16,220
09/24	$19,124	$20,445
03/25	$18,786	$19,359

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 1/15/2016
Class Z	-1.77%	7.00%	9.32%	7.09%
MSCI EM Index (net)	-5.31%	8.09%	7.94%	7.43%

Performance Inception Date	Jan. 15, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,114,812,835
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 5,476,222
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,114,812,835
# of Portfolio Holdings	147
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,476,222

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	30.1%
Information Technology	21.1%
Consumer Discretionary	17.7%
Communication Services	9.4%
Industrials	5.1%
Real Estate	4.1%
Utilities	3.5%
Consumer Staples	2.4%
Materials	2.1%
Energy	1.4%
Health Care	1.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$79,495,819	7.1%
Tencent Holdings Ltd. - Class H	$55,825,850	5.0%
Alibaba Group Holding Ltd. - Class H	$36,099,991	3.2%
JD.com, Inc. - Class H	$31,254,339	2.8%
MediaTek, Inc.	$29,437,604	2.6%
Qifu Technology, Inc. - Class ADR	$26,185,853	2.3%
Samsung Electronics Co., Ltd.	$21,690,072	1.9%
Emaar Properties PJSC	$20,701,619	1.9%
SK Hynix, Inc.	$20,532,985	1.8%
Meituan - Class H	$20,486,682	1.8%
Total	$341,710,814	30.4%

C000030493
Shareholder Report [Line Items]
Fund Name	AB Emerging Markets Portfolio
Class Name	Emerging Markets Class
Trading Symbol	SNEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Emerging Markets Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNEMX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNEMX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Class	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Emerging Markets Class	MSCI EM Index (net)
03/15	$10,000	$10,000
09/15	$8,282	$8,267
09/16	$9,776	$9,655
09/17	$11,746	$11,823
09/18	$10,736	$11,727
09/19	$10,638	$11,491
09/20	$11,281	$12,702
09/21	$14,124	$15,014
09/22	$10,084	$10,793
09/23	$11,328	$12,056
09/24	$13,902	$15,197
03/25	$13,637	$14,389

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Emerging Markets Class	-1.90%	6.79%	9.05%	3.15%
MSCI EM Index (net)	-5.31%	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,114,812,835
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 5,476,222
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,114,812,835
# of Portfolio Holdings	147
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$5,476,222

Holdings [Text Block]

Sector Breakdown

Value	Value
Financials	30.1%
Information Technology	21.1%
Consumer Discretionary	17.7%
Communication Services	9.4%
Industrials	5.1%
Real Estate	4.1%
Utilities	3.5%
Consumer Staples	2.4%
Materials	2.1%
Energy	1.4%
Health Care	1.3%
Short-Term Investments	0.7%
Other assets less liabilities	1.1%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$79,495,819	7.1%
Tencent Holdings Ltd. - Class H	$55,825,850	5.0%
Alibaba Group Holding Ltd. - Class H	$36,099,991	3.2%
JD.com, Inc. - Class H	$31,254,339	2.8%
MediaTek, Inc.	$29,437,604	2.6%
Qifu Technology, Inc. - Class ADR	$26,185,853	2.3%
Samsung Electronics Co., Ltd.	$21,690,072	1.9%
Emaar Properties PJSC	$20,701,619	1.9%
SK Hynix, Inc.	$20,532,985	1.8%
Meituan - Class H	$20,486,682	1.8%
Total	$341,710,814	30.4%

C000213292
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Advisor Class
Trading Symbol	IDPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$28	0.57%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,172	$10,218
09/20	$10,708	$10,932
09/21	$10,642	$10,834
09/22	$9,010	$9,252
09/23	$9,038	$9,312
09/24	$10,119	$10,389
03/25	$10,071	$10,351

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Advisor Class	-0.56%	4.71%	-0.07%	0.13%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,154,894,523
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 7,392,780
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Holdings [Text Block]

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

C000213293
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class A
Trading Symbol	IDPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,168	$10,218
09/20	$10,684	$10,932
09/21	$10,593	$10,834
09/22	$8,947	$9,252
09/23	$8,951	$9,312
09/24	$9,995	$10,389
03/25	$9,935	$10,351

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Class A (without sales charges)	-0.68%	4.44%	-0.32%	-0.11%
Class A (with sales charges)	-4.87%	-%	-1.18%	-0.87%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,154,894,523
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 7,392,780
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Holdings [Text Block]

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

C000213294
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Class Z
Trading Symbol	IDPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/IDPZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/IDPZX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg U.S. Aggregate Bond Index
07/19	$10,000	$10,000
09/19	$10,188	$10,218
09/20	$10,817	$10,932
09/21	$10,775	$10,834
09/22	$9,139	$9,252
09/23	$9,169	$9,312
09/24	$10,275	$10,389
03/25	$10,231	$10,351

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/22/2019
Class Z	-0.52%	4.80%	0.10%	0.40%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	0.61%

Performance Inception Date	Jul. 22, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,154,894,523
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 7,392,780
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Holdings [Text Block]

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

C000030494
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Portfolio
Class Name	Intermediate Duration Class
Trading Symbol	SNIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Intermediate Duration Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNIDX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNIDX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Intermediate Duration Class	Bloomberg U.S. Aggregate Bond Index
03/15	$10,000	$10,000
09/15	$9,916	$9,953
09/16	$10,543	$10,470
09/17	$10,617	$10,477
09/18	$10,496	$10,350
09/19	$11,514	$11,415
09/20	$12,245	$12,213
09/21	$12,218	$12,103
09/22	$10,354	$10,336
09/23	$10,399	$10,403
09/24	$11,641	$11,606
03/25	$11,591	$11,564

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Intermediate Duration Class	-0.43%	4.80%	0.13%	1.49%
Bloomberg U.S. Aggregate Bond Index	-0.37%	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 4,154,894,523
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 7,392,780
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$4,154,894,523
# of Portfolio Holdings	703
Portfolio Turnover Rate	98%
Total Advisory Fees Paid	$7,392,780

Holdings [Text Block]

Portfolio Breakdown

Governments - Treasuries	30.4%
Corporates - Investment Grade	25.7%
Mortgage Pass-Throughs	21.6%
Asset-Backed Securities	6.3%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	1.7%
Inflation-Linked Securities	1.5%
Corporates - Non-Investment Grade	1.0%
Other	3.6%
Short-Term Investments	11.4%
Other assets less liabilities	-9.3%

C000157747
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Advisor Class
Trading Symbol	ANIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANIYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
07/16	$10,000	$10,000	$10,000
09/16	$10,006	$9,987	$9,989
09/17	$10,040	$10,074	$10,089
09/18	$9,989	$10,109	$10,070
09/19	$10,590	$10,974	$10,716
09/20	$10,725	$11,423	$11,156
09/21	$11,095	$11,723	$11,304
09/22	$10,234	$10,375	$10,451
09/23	$10,542	$10,651	$10,690
09/24	$11,367	$11,756	$11,484
03/25	$11,329	$11,587	$11,455

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	Since Inception 7/26/2016
Advisor Class	-0.40%	2.03%	1.73%	1.45%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	1.71%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.58%

Performance Inception Date	Jul. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,273,954,348
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,683,947
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030502
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class A
Trading Symbol	ANIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANIAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANIAX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class A (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$9,746	$10,075	$10,080
09/16	$10,106	$10,637	$10,423
09/17	$10,114	$10,730	$10,527
09/18	$10,037	$10,767	$10,508
09/19	$10,615	$11,688	$11,182
09/20	$10,723	$12,166	$11,641
09/21	$11,073	$12,486	$11,795
09/22	$10,181	$11,050	$10,905
09/23	$10,461	$11,344	$11,154
09/24	$11,251	$12,521	$11,984
03/25	$11,199	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class A (without sales charges)	-0.52%	1.77%	1.46%	1.45%
Class A (with sales charges)	-3.50%	-1.31%	0.84%	1.14%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,273,954,348
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,683,947
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000030504
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Class C
Trading Symbol	ANMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/ANMCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/ANMCX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.51%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Class C (with sales charges)	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,013	$10,075	$10,080
09/16	$10,305	$10,637	$10,423
09/17	$10,236	$10,730	$10,527
09/18	$10,082	$10,767	$10,508
09/19	$10,582	$11,688	$11,182
09/20	$10,610	$12,166	$11,641
09/21	$10,874	$12,486	$11,795
09/22	$9,922	$11,050	$10,905
09/23	$10,119	$11,344	$11,154
09/24	$10,801	$12,521	$11,984
03/25	$10,709	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Class C (without sales charges)	-0.90%	1.01%	0.70%	0.69%
Class C (with sales charges)	-1.88%	0.02%	0.70%	0.69%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,273,954,348
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,683,947
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
C000084886
Shareholder Report [Line Items]
Fund Name	New York Municipal Portfolio
Class Name	Municipal Class
Trading Symbol	SNNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the New York Municipal Portfolio (the “Portfolio”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://www.abfunds.com/link/BWM/SNNYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/BWM/SNNYX-S
Expenses [Text Block]

What were the Portfolio costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Municipal Class	$27	0.55%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
	Municipal Class	Bloomberg Municipal Bond Unhedged	Bloomberg 1-10 Yr Municipal Bond Blend
03/15	$10,000	$10,000	$10,000
09/15	$10,057	$10,075	$10,080
09/16	$10,449	$10,637	$10,423
09/17	$10,479	$10,730	$10,527
09/18	$10,420	$10,767	$10,508
09/19	$11,048	$11,688	$11,182
09/20	$11,184	$12,166	$11,641
09/21	$11,562	$12,486	$11,795
09/22	$10,650	$11,050	$10,905
09/23	$10,977	$11,344	$11,154
09/24	$11,828	$12,521	$11,984
03/25	$11,769	$12,341	$11,953

Average Annual Return [Table Text Block]
AATR	6 Months	1 Year	5 Years	10 Years
Municipal Class	-0.50%	1.90%	1.66%	1.64%
Bloomberg Municipal Bond Unhedged	-1.44%	1.22%	1.07%	2.13%
Bloomberg 1-10 Yr Municipal Bond Blend	-0.25%	1.99%	1.28%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption or sale of Portfolio shares.
AssetsNet	$ 1,273,954,348
Holdings Count | Holding	378
Advisory Fees Paid, Amount	$ 2,683,947
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Portfolio Statistics

Net Assets	$1,273,954,348
# of Portfolio Holdings	378
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$2,683,947

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Value	Value
AAA	12.2%
AA	51.4%
A	15.6%
BBB	12.3%
BB	3.1%
B	0.3%
D	0.2%
A-1+	1.7%
Not Rated	3.2%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

State Breakdown

Value	Value
New York	87.4%
Guam	2.2%
New Jersey	2.1%
Connecticut	1.9%
Michigan	1.3%
Puerto Rico	1.0%
Nebraska	0.8%
Alabama	0.5%
South Carolina	0.4%
Wisconsin	0.3%
Illinois	0.2%
Georgia	0.2%
Texas	0.2%
California	0.1%
Other	0.6%
Other assets less liabilities	0.8%

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in municipal securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.